Long-Term Debt (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Aug. 11, 2015
Long-Term Debt
Borrowings on long term debt	$ 682,500,000	$ 350,000,000
Long-term Debt	670,287,000	339,665,000
Letters of Credit Outstanding, Amount	30,222,000
Line of Credit Facility, Remaining Borrowing Capacity	$ 369,778,000
Subsidiary Guarantors Percentage Owned	100.00%
Restricted payment limit	$ 150,000,000
Interest Paid	8,808,000	742,000
Revolving Credit Facility due 2020
Long-Term Debt
Face amount on debt instrument	400,000,000
Borrowings on long term debt	$ 0	0
Annual commitment fee on the unused portion (as a percent)	0.30%
Term Loan due 2020
Long-Term Debt
Face amount on debt instrument	$ 350,000,000
Borrowings on long term debt	332,500,000	350,000,000
Long-term Debt, Maturities, Repayments of Principal quarterly through maturity	$ 4,375,000
Base rate margin (as a percent)	0.75%
Eurodollar margin (as a percent)	1.75%
Weighted average interest rate (as a percent)	2.18%
Deferred Finance Costs, Noncurrent, Gross	$ 11,000,000
5.875% Senior Notes due 2023
Long-Term Debt
Borrowings on long term debt	350,000,000	$ 0
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate			5.875%
Long-term Debt			$ 350,000,000
Deferred Finance Costs, Noncurrent, Gross	$ 4,300,000
Debt Instrument, Redemption Price, Percentage	100.00%
Debt Instrument, Redemption with Net Proceeds from Equity Offerings as Percentage of Original Principal	35.00%
Debt Instrument, Redemption Price with Net Proceeds from Equity Offerings as Percentage of Original Principal	105.875%
Bottom threshold of guarantee			$ 50,000,000